UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

      Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Core Bond Enhanced Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC Annual Report, December 31, 2007

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

      o Master Core Bond Enhanced Index Series (the "Series) modestly underperformed the benchmark Lehman Brothers U.S. Aggregate Bond Index for the fiscal year as the Series had a total return of +6.83% compared to +6.97% for the Index.

What factors influenced performance?

      o One of the largest detractors from performance was our overweight to high-quality spread assets, particularly AAA-rated commercial mortgage-backed securities (CMBS), as well as agency mortgage pass-throughs, asset-backed securities (ABS) and other mortgage-related products. Despite their high quality, these assets suffered amid fallout from the subprime mortgage scare. Generalized concerns over the mortgage market, coupled with lack of liquidity and the liquidation by investors of all mortgage-related assets, caused the underperformance.

      o On the positive side, an underweight exposure to corporate bonds, and successful security selection within the corporate sector, benefited the portfolio's relative performance. In addition, we had positioned the portfolio for a steepening yield curve in the second half of the year, a move that proved advantageous as short-term interest rates fell more than long-term interest rates, causing the curve to steepen. An underweight in agency debentures benefited performance as well.

Describe recent portfolio activity.

      o As spread sectors underperformed across the fixed income markets, we used this as an opportunity to increase exposure to high-quality mortgage products, moving from an underweight position in mortgages at the start of 2007 to a significant overweight by year-end. In addition, during late third quarter-early fourth quarter, we started to decrease our underweight to investment-grade corporate bonds as the valuations of lower-quality assets began to appear more attractive.

      o We maintained the yield curve steepening bias, but kept duration relatively close to that of the index.

Describe portfolio positioning at period-end.

      o At year-end, the portfolio was underweight in U.S. Treasury issues, U.S. agency securities and corporate securities, although we closed the gap in the corporate sector somewhat. The portfolio maintained its notable overweights in high-quality, short-duration spread product, including mortgage pass-through securities, CMBS and ABS. In general, we find high-quality spread-related assets to be an attractive investment, offering yields beyond those provided by Treasury securities alone but without the risk associated with corporate bonds. Although some areas of the corporate market are attractive, lingering concerns about the economy cause us to be less positive on corporate credit overall.

Master Core Bond Enhanced Index Series
Portfolio Information as of December 31, 2007

--------------------------------------------------------------------------------
                                                           Percent of Long-Term
Quality Ratings*                                                Investments
--------------------------------------------------------------------------------
AAA/Aaa                                                              78.7%
AA/Aa                                                                 8.7
A/A                                                                   6.2
BBB/Baa                                                               3.1
BB/Ba                                                                 0.1
NR (Not Rated)                                                        3.2
--------------------------------------------------------------------------------
* Using the higher of Standard & Poor's or Moody's Investors Service ratings.

Master Core Bond Enhanced Index Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                           Face
                                         Amount  Asset-Backed Securities*                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed                      $   1,858,090  Capital Auto Receivables Asset Trust Series 2004-2 Class
Securities - 7.2%                                A3, 3.58% due 1/15/2009                                              $   1,856,459
                                      2,400,000  Chase Issuance Trust Series 2007-A17 Class A, 5.12% due
                                                 10/15/2014                                                               2,458,046
                                      2,306,162  Ford Credit Auto Owner Trust Series 2006-B Class A2A,
                                                 5.42% due 7/15/2009                                                      2,309,000
                                      5,751,000  Honda Auto Receivables Owner Trust Series 2006-3 Class
                                                 A3, 5.12% due 10/15/2010                                                 5,774,304
                                      3,605,696  Nissan Auto Receivables Owner Trust Series 2006-A Class
                                                 A3, 4.74% due 9/15/2009                                                  3,602,232
                                      2,489,235  Option One Mortgage Loan Trust Series 2007-5 Class 2A1,
                                                 4.879% due 5/25/2037 (a)                                                 2,386,165
                                      3,069,000  USAA Auto Owner Trust Series 2005-4 Class A4, 4.89% due
                                                 8/15/2012                                                                3,082,327
                                      2,903,000  Wachovia Auto Owner Trust Series 2005-B Class A5, 4.93%
                                                 due 11/20/2012                                                           2,920,379
                                      3,360,847  Whole Auto Loan Trust Series 2004-1 Class A4, 3.26% due
                                                 3/15/2011                                                                3,335,864
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Asset-Backed Securities (Cost - $27,636,089) - 7.2%                              27,724,776
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency                2,260,590  Fannie Mae Trust Series 2006-116 Class VC, 6%
Mortgage-Backed                                  due 2/25/2016                                                            2,328,137
Securities*- Collateralized           6,134,193  Fannie Mae Trust Series 2007-32 Class KP, 5.50%
Mortgage Obligations - 2.9%                      due 4/25/2037                                                            6,242,416
                                      2,598,431  Freddie Mac Multi-Class Certificates Series 3294 Class NA,
                                                 5.50% due 7/15/2027                                                      2,635,651
------------------------------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Agency Mortgage-Backed Securities -
                                  Collateralized Mortgage Obligations (Cost - $10,952,574) - 2.9%                        11,206,204
------------------------------------------------------------------------------------------------------------------------------------

                                                           Face     Interest                  Maturity
                           Issue                         Amount         Rate                    Date
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government &          Fannie Mae            $      658,000         3.25%                 1/15/2008                     657,615
Agency Obligations -                                  6,200,000        4.375                  3/15/2013                   6,310,695
5.8%                       ---------------------------------------------------------------------------------------------------------
                           Freddie Mac                1,410,000         4.75                  1/19/2016                   1,454,595
                                                      1,400,000         5.00                 12/14/2018                   1,407,325
                           ---------------------------------------------------------------------------------------------------------
                           Tennessee Valley           1,020,000         6.25                 12/15/2017                   1,155,368
                           Authority Series E
                           ---------------------------------------------------------------------------------------------------------
                           U.S. Treasury Bonds          665,016        2.375                  1/15/2025                     698,163
                                                         25,900        2.375                  1/15/2027                      27,389
                           ---------------------------------------------------------------------------------------------------------
                           U.S. Treasury Notes        3,650,000        3.875                 10/31/2012                   3,721,573
                                                      1,595,000         4.25                 11/15/2017                   1,622,788
                                                      5,000,000        4.875                  5/15/2037                   5,449,610
------------------------------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government & Agency Obligations
                                  (Cost - $21,987,169) - 5.8%                                                            22,505,121
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.      3

Master Core Bond Enhanced Index Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                                           Face     Interest                  Maturity
                           Issue                         Amount         Rate                   Date(s)                    Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government            Fannie Mae            $   20,994,183         5.00%         1/15/2023 - 1/15/2038 (c)       $  20,689,045
Agency Mortgage-           Guaranteed Pass           20,073,238         5.50         1/15/2023 - 1/01/2035 (c)           20,300,142
Backed                     Through                    4,082,251        5.844                 8/01/2036                    4,133,503
Securities* - 43.1%        Certificates               1,386,576         6.00         2/01/2013 - 1/15/2038 (c)            1,412,077
                                                      1,843,827         6.50           1/01/2013 - 10/01/2036             1,902,842
                                                        190,791         7.00           4/01/2027 - 3/01/2031                201,193
                                                        169,824         7.50           10/01/2027 - 5/01/2032               181,512
                                                        147,247         8.00           9/01/2015 - 9/01/2031                157,381
                                                         12,802         8.50           5/01/2030 - 1/01/2031                 13,773
                                                         29,701         9.50                 7/01/2017                       32,473
                                                         15,371        10.00           10/01/2018 - 5/01/2022                17,539
                                                          5,135        10.50                 12/01/2016                       5,515
                           ---------------------------------------------------------------------------------------------------------
                           Freddie Mac               21,715,243         4.50           2/01/2011 - 12/01/2035            21,174,258
                           Mortgage                  34,680,279         5.00           11/01/2017 - 2/01/2036            34,200,837
                           Participation             21,730,961         5.50         12/01/2016 - 1/15/2038 (c)          21,741,261
                           Certificates               2,801,756        5.742                 4/01/2037                    2,844,230
                                                      3,213,905        5.879                 4/01/2037                    3,262,625
                                                      2,527,087         6.00           4/01/2016 - 10/01/2017             2,588,149
                                                        407,261         6.50           7/01/2015 - 8/01/2032                421,637
                                                      2,226,527         7.00           1/01/2011 - 11/01/2032             2,334,388
                                                        519,114         7.50           7/01/2010 - 9/01/2032                552,320
                                                        275,041         8.00           11/01/2024 - 3/01/2032               294,449
                                                         25,157         8.50           5/01/2028 - 8/01/2030                 27,023
                                                          7,148         9.00                 9/01/2014                        7,630
                                                         98,424         9.50                 2/01/2019                      106,642
                                                         18,688        10.00           3/01/2010 - 9/01/2017                 19,680
                                                         15,211        10.50                 4/01/2016                       15,948
                                                          8,222        11.00                 9/01/2016                        9,383
                                                          2,341        11.50                 8/01/2015                        2,654
                                                         13,635        12.50                 2/01/2014                       15,694
                           ---------------------------------------------------------------------------------------------------------
                           Ginnie Mae MBS             2,416,837         4.50                 9/15/2035                    2,314,765
                           Certificates               6,981,037         5.00           4/15/2035 - 5/15/2036              6,880,892
                                                      8,565,331         5.50           1/15/2035 - 5/15/2036              8,630,136
                                                      6,639,399         6.00           4/20/2026 - 6/15/2035              6,805,596
                                                      1,516,080         6.50           2/15/2014 - 11/15/2034             1,570,872
                                                        863,275         7.00           4/15/2013 - 10/15/2031               915,337
                                                        301,194         7.50           3/15/2024 - 3/15/2032                321,459
                                                        172,739         8.00           12/15/2022 - 6/15/2031               186,728
                                                         68,039         8.50           11/15/2017 - 3/15/2031                73,909
                                                         55,506         9.00           4/15/2018 - 11/15/2024                60,088
                                                          1,541         9.50                 9/15/2021                        1,694
------------------------------------------------------------------------------------------------------------------------------------
                           Total U.S. Government Agency Mortgage-Backed Securities
                           (Cost - $165,914,249) - 43.1%                                                                166,427,279
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.      4

Master Core Bond Enhanced Index Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                           Face  Non-U.S. Government Agency Mortgage-Backed
                                         Amount  Securities*                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                          Banc of America Commercial Mortgage Inc.:
Obligations - 17.2%               $   2,030,000     Series 2002-PB2 Class A3, 6.085% due 6/11/2035                    $   2,058,536
                                      1,676,000     Series 2005-4 Class A5A, 4.933% due 7/10/2045                         1,625,684
                                      6,369,687  Bear Stearns Adjustable Rate Mortgage Trust Series 2007-4
                                                 Class 22A1, 6.065% due 6/25/2047 (a)                                     6,283,029
                                      1,194,000  Bear Stearns Commercial Mortgage Securities Series 2005-
                                                 PWR8 Class AJ, 4.75% due 6/11/2041                                       1,082,551
                                      1,323,000  CS First Boston Mortgage Securities Corp. Series 2001-CK1
                                                 Class C, 6.73% due 12/18/2035                                            1,397,531
                                      1,350,000  CW Capital Cobalt Ltd. Series 2007-C3 Class A4, 6.015% due
                                                 6/15/2017                                                                1,397,934
                                      6,334,122  Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class A,
                                                 5.345% due 8/25/2035 (a)                                                 6,149,010
                                      1,461,589  Countrywide Home Loan Mortgage Pass-Through Trust
                                                 Series 2007-16 Class A1, 6.50% due 10/25/2037                            1,481,573
                                      2,375,000  Credit Suisse Mortgage Capital Certificates Series 2007-C3
                                                 Class A4, 5.773% due 6/15/2039 (a)                                       2,442,213
                                      1,760,008  First Union NB-Bank of America Commercial Mortgage Trust
                                                 Series 2001-C1 Class A2, 6.136% due 3/15/2033                            1,819,455
                                      2,021,000  GE Capital Commercial Mortgage Corp. Series 2005-C1
                                                 Class A2, 4.353% due 6/10/2048                                           1,996,095
                                                 GS Mortgage Securities Corp. II:
                                      1,433,000     2004-GG2 Class A5, 5.279% due 8/10/2038 (a)                           1,454,811
                                      1,622,000     2005-GG4 Class A4, 4.761% due 7/10/2039                               1,554,657
                                      1,670,000     2007-GG10 Class A4, 5.799% due 8/10/2045 (a)                          1,727,232
                                                 JPMorgan Chase Commercial Mortgage Securities Corp.:
                                      1,345,000     Series 2005-LDP4 Class AM, 4.999% due 10/15/2042 (a)                  1,285,913
                                      2,014,000     Series 2006-LDP7 Class A4, 6.066% due 4/15/2045 (a)                   2,095,491
                                      2,242,000     Series 2001-CIBC Class B, 6.446% due 3/15/2033                        2,348,645
                                      1,860,000     Series 2001-CIB3 Class A3, 6.465% due 11/15/2035                      1,964,053
                                      1,598,000     Series 2001-CIB3 Class B, 6.678% due 11/15/2035                       1,705,688
                                      1,433,000  LB-UBS Commercial Mortgage Trust Series 2003-C8 Class
                                                 A4, 5.124% due 11/15/2032 (a)                                            1,445,581
                                                 Morgan Stanley Capital I:
                                      1,073,612     Series 1999-RM1 Class A2, 6.71% due 12/15/2031 (a)                    1,081,860
                                      3,907,000     Series 1999-WF1 Class B, 6.32% due 11/15/2031 (a)                     3,934,692
                                      1,856,000     Series 2005-T19 Class A2, 4.725% due 6/12/2047                        1,843,591
                                      2,725,000     Series 2007-IQ15 Class A4, 6.077% (a)(e)                              2,821,220
                                      1,275,000     Series 2007-IQ16 Class A4, 5.809% (e)                                 1,303,879
                                      3,135,000     Series 2007-T27 Class A4, 5.803% due 6/11/2042 (a)                    3,216,650
                                      3,626,940  Residential Accredit Loans, Inc. Series 2006-QA9 Class A1,
                                                 5.045% due 11/25/2036 (a)                                                3,302,350
                                      2,825,000  Wachovia Bank Commercial Mortgage Trust Series 2006-C29
                                                 Class A4, 5.308% due 11/15/2048                                          2,812,263
                                      3,000,000  Wells Fargo Mortgage Backed Securities Trust, Series 2004-
                                                 S Class A6, 3.54% due 9/25/2034 (a)                                      2,971,962
------------------------------------------------------------------------------------------------------------------------------------
                           Total Non-U.S. Government Agency Mortgage-Backed Securities
                           (Cost - $65,966,532) - 17.2%                                                                  66,604,149
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.      5

Master Core Bond Enhanced Index Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                           Face
Industry                                 Amount  Corporate Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%        $     431,000  Northrop Grumman Corp., 7.125% due 2/15/2011                         $     459,337
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                               DaimlerChrysler NA Holding Corp.:
                                        206,000     7.30% due 1/15/2012 (h)                                                 219,619
                                        312,000     6.50% due 11/15/2013                                                    326,042
                                        257,000     8.50% due 1/18/2031 (h)                                                 324,128
                                                                                                                      --------------
                                                                                                                            869,789
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 4.4%                           The Bear Stearns Cos., Inc.:
                                        475,000     5.599% due 7/19/2010 (a)                                                446,401
                                      1,300,000     6.95% due 8/10/2012                                                   1,336,660
                                        675,000     6.40% due 10/02/2017                                                    652,158
                                      1,367,000  Credit Suisse Guernsey Ltd., 5.86% (a)(e)                                1,223,736
                                        562,000  Goldman Sachs Capital II, 5.793% (a)(e)                                    500,363
                                                 The Goldman Sachs Group, Inc.:
                                        456,000     5.25% due 10/15/2013                                                    456,156
                                        386,000     5.125% due 1/15/2015                                                    379,187
                                        625,000     5.35% due 1/15/2016                                                     619,300
                                        316,000     6.125% due 2/15/2033                                                    310,558
                                                 Lehman Brothers Holdings, Inc.:
                                      2,095,000     5.645% due 5/25/2010 (a)                                              2,013,873
                                        180,000     7.875% due 8/15/2010                                                    190,781
                                      1,150,000     6.75% due 12/28/2017                                                  1,185,304
                                        575,000     6.691% due 9/15/2022 (a)                                                573,661
                                        630,000     Series I, 5.25% due 2/06/2012                                           623,377
                                        305,000     Series MTN, 7% due 9/27/2027                                            309,561
                                                 Morgan Stanley:
                                        364,000     6.60% due 4/01/2012                                                     382,463
                                        200,000     5.375% due 10/15/2015                                                   194,430
                                      1,660,000     6.25% due 8/28/2017                                                   1,687,561
                                      1,910,000     Series F, 5.55% due 4/27/2017                                         1,862,571
                                      1,865,000  UBS AG Series DPNT, 5.875% due 12/20/2017                                1,878,139
                                                                                                                      --------------
                                                                                                                         16,826,240
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.7%               3,255,000  ANZ National International Ltd., 5.353%
                                                 due 4/14/2010 (a)(d)(h)                                                  3,249,177
                                      1,103,000  BSCH Issuance Ltd., 7.625% due 11/03/2009                                1,161,377
                                        217,000  Bank One Corp., 5.90% due 11/15/2011                                       225,317
                                        700,000  Barclays Bank Plc, 7.434% (a)(d)(e)                                        727,406
                                        393,000  Corporacion Andina de Fomento, 6.875%
                                                 due 3/15/2012                                                              419,340
                                        368,000  Eksportfinans A/S, 4.75% due 12/15/2008                                    369,366
                                      5,513,000  European Investment Bank, 5% due 2/08/2010                               5,657,766
                                        515,000  HSBC Bank USA NA, 4.625% due 4/01/2014                                     493,520
                                      1,000,000  KFW International Finance, 5.125% due 5/13/2009                          1,017,863
                                                 KFW - Kreditanstalt fuer Wiederaufbau:
                                        441,000     3.25% due 3/30/2009                                                     436,997
                                        441,000     4.125% due 10/15/2014                                                   440,221
                                        831,000     4.375% due 7/21/2015                                                    830,507
                                        735,000  Korea Development Bank, 4.75% due 7/20/2009                                730,831
                                        500,000  M&T Bank Corp., 3.85% due 4/01/2013 (a)(d)                                 498,754

See Notes to Financial Statements.      6

Master Core Bond Enhanced Index Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                           Face
Industry                                 Amount  Corporate Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                  $     368,000  The PNC Funding Corp., 4.20% due 3/10/2008 (b)                       $     367,451
                                      1,100,000  Royal Bank of Scotland Group Plc, 6.99% (a)(d)(e)                        1,095,694
                                        400,000  U.S. Bank, NA, 4.40% due 8/15/2008                                         398,379
                                      1,500,000  Wachovia Bank NA, 6.60% due 1/15/2038                                    1,507,530
                                                 Wachovia Corp.:
                                        658,000     5.625% due 12/15/2008                                                   656,722
                                        448,000     3.625% due 2/17/2009                                                    438,729
                                      1,227,000  Wells Fargo & Co., 3.125% due 4/01/2009                                  1,202,997
                                                                                                                      --------------
                                                                                                                         21,925,944
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.1%         257,000  Cisco Systems, Inc., 5.50% due 2/22/2016                                   261,361
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.3%          246,000  Hewlett-Packard Co., 3.625% due 3/15/2008                                  245,428
                                        755,000  International Business Machines Corp., 5.70%
                                                 due 9/14/2017                                                              780,490
                                                                                                                      --------------
                                                                                                                          1,025,918
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%                 110,000  CitiFinancial Credit Co., 10% due 5/15/2009                                117,228
                                                 FIA Card Services NA:
                                        400,000     4.625% due 8/03/2009                                                    399,879
                                        225,000     7.125% due 11/15/2012                                                   244,452
                                                                                                                      --------------
                                                                                                                            761,559
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%           147,000  Sealed Air Corp., 5.375% due 4/15/2008 (d)                                 146,917
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -                 Bank of America Corp.:
6.3%                                     83,000     6.60% due 5/15/2010                                                      86,857
                                        551,000     4.875% due 1/15/2013                                                    545,813
                                        625,000     4.75% due 8/01/2015                                                     601,521
                                        400,000     7.80% due 9/15/2016                                                     453,378
                                      1,150,000     6% due 9/01/2017                                                      1,174,923
                                      2,130,000     5.75% due 12/01/2017                                                  2,134,886
                                                 Citigroup, Inc.:
                                         92,000     6.50% due 1/18/2011                                                      96,068
                                        147,000     6% due 2/21/2012                                                        152,107
                                      1,700,000     5.30% due 10/17/2012                                                  1,722,220
                                        397,000     6.625% due 6/15/2032                                                    399,619
                                        276,000     5.875% due 2/22/2033                                                    251,899
                                        257,000     5.85% due 12/11/2034                                                    236,791
                                      1,230,000     8.30% due 12/21/2077 (a)                                              1,284,355
                                                 General Electric Capital Corp.:
                                      1,000,000     6.15% due 8/07/2037                                                   1,062,429
                                        925,000     6.375% due 11/15/2067 (a)                                               955,046
                                        735,000     Series A, 4.125% due 3/04/2008                                          734,080
                                        441,000     Series A, 4.875% due 10/21/2010                                         447,555
                                      7,332,000     Series A, 5% due 12/01/2010                                           7,460,875
                                                 JPMorgan Chase & Co.:
                                        294,000     3.50% due 3/15/2009                                                     289,224
                                        368,000     4.50% due 11/15/2010                                                    368,742
                                        474,000     6.625% due 3/15/2012                                                    499,823

See Notes to Financial Statements.      7

Master Core Bond Enhanced Index Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                           Face
Industry                                 Amount  Corporate Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                  $     950,000  JPMorgan Chase Bank NA, 6% due 7/05/2017                             $     959,818
                                      2,450,000  JPMorgan Chase Capital XXV, 6.80% due 10/01/2037                         2,355,604
                                                                                                                      --------------
                                                                                                                         24,273,633
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication         1,675,000  AT&T, Inc., 6.50% due 9/01/2037                                          1,751,511
Services - 0.8%                         588,000  Deutsche Telekom International Finance BV, 3.875% due
                                                 7/22/2008                                                                  583,706
                                        187,000  GTE Corp., 6.94% due 4/15/2028                                             200,305
                                                 Telecom Italia Capital SA:
                                        349,000     5.25% due 10/01/2015                                                    340,013
                                        147,000     6% due 9/30/2034                                                        142,944
                                                                                                                      --------------
                                                                                                                          3,018,479
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%               206,000  Commonwealth Edison Co., 6.95% due 7/15/2018                               208,318
                                        475,000  Pacificorp., 6.25% due 10/15/2037                                          490,528
                                                                                                                      --------------
                                                                                                                            698,846
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -           110,000  Halliburton Co., 5.50% due 10/15/2010                                      113,075
0.1%                                    300,000  Transocean, Inc., 6.80% due 3/15/2038                                      306,104
                                                                                                                      --------------
                                                                                                                            419,179
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                  1,115,000  Kraft Foods, Inc., 6.50% due 8/11/2017                                   1,153,519
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                   276,000  UnitedHealth Group, Inc., 3.30% due 1/30/2008                              275,749
& Services - 0.1%                       221,000  WellPoint, Inc., 5.95% due 12/15/2034                                      208,027
                                                                                                                      --------------
                                                                                                                            483,776
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                        331,000  Berkshire Hathaway Finance Corp., 4.125%
                                                 due 1/15/2010                                                              332,195
                                        386,000  Chubb Corp., 6.375% due 3/29/2067 (a)                                      376,509
                                                 MetLife, Inc.:
                                        110,000     6.125% due 12/01/2011                                                   114,066
                                        331,000     5% due 11/24/2013                                                       330,765
                                        147,000     5.70% due 6/15/2035                                                     134,233
                                        368,000  Monumental Global Funding II, 4.375% due 7/30/2009 (d)                     369,554
                                        645,000  Progressive Corp., 6.70% due 6/15/2037 (a)                                 598,788
                                        110,000  SunAmerica, Inc., 5.60% due 7/31/2097                                       96,113
                                                                                                                      --------------
                                                                                                                          2,352,223
------------------------------------------------------------------------------------------------------------------------------------
Media - 1.5%                            750,000  Comcast Cable Communications Holdings, Inc., 8.375% due
                                                 3/15/2013                                                                  841,412
                                        331,000  Comcast Cable Communications LLC, 8.875%
                                                 due 5/01/2017                                                              394,658
                                                 Comcast Corp.:
                                        342,000     5.85% due 1/15/2010                                                     350,138
                                        221,000     6.50% due 1/15/2017                                                     230,426
                                        327,000     7.05% due 3/15/2033                                                     357,203
                                        184,000     6.50% due 11/15/2035                                                    187,761
                                        925,000     6.95% due 8/15/2037                                                     998,327
                                                 News America, Inc.:
                                        489,000     7.25% due 5/18/2018                                                     538,030
                                        250,000     7.28% due 6/30/2028                                                     268,665
                                        259,000  Time Warner Cos., Inc., 6.875% due 6/15/2018                               271,595
                                      1,220,000  Time Warner, Inc., 6.875% due 5/01/2012                                  1,284,671
                                                                                                                      --------------
                                                                                                                          5,722,886
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.      8

Master Core Bond Enhanced Index Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                           Face
Industry                                 Amount  Corporate Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%            $     120,000  Corporacion Nacional del Cobre de Chile - CODELCO,
                                                 6.375% due 11/30/2012 (d)                                            $     128,443
                                        221,000  Inco Ltd., 7.75% due 5/15/2012                                             241,110
                                        110,000  Teck Cominco Ltd., 6.125% due 10/01/2035                                   101,648
                                        294,000  Textron Financial Corp. Series E, 4.125% due 3/03/2008                     293,715
                                                                                                                      --------------
                                                                                                                            764,916
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                  221,000  Dominion Resources, Inc., 5.70% due 9/17/2012                              226,937
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                          Federated Department Stores, Inc.:
                                         18,000     6.625% due 9/01/2008                                                     18,137
                                         99,000     6.30% due 4/01/2009                                                      99,760
                                                                                                                      --------------
                                                                                                                            117,897
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -           287,000  Anadarko Finance Co. Series B, 6.75% due 5/01/2011                         303,449
0.8%                                    221,000  Anadarko Petroleum Corp., 6.45% due 9/15/2036                              225,052
                                        349,000  Consolidated Natural Gas Co. Series C, 6.25%
                                                 due 11/01/2011                                                             362,769
                                        441,000  EnCana Corp., 4.75% due 10/15/2013                                         425,536
                                         98,000  Kern River Funding Corp., 4.893% due 4/30/2018 (d)(f)                       95,975
                                                 MidAmerican Energy Holdings Co.:
                                        588,000     5.95% due 5/15/2037                                                     570,347
                                        400,000     6.50% due 9/15/2037                                                     417,714
                                        200,000  PTT PCL, 5.875% due 8/03/2035 (d)                                          186,419
                                         68,000  Pemex Project Funding Master Trust, 9.125%
                                                 due 10/13/2010                                                              75,140
                                        575,000  XTO Energy, Inc., 6.75% due 8/01/2037                                      616,762
                                                                                                                      --------------
                                                                                                                          3,279,163
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%          221,000  Celulosa Arauco y Constitucion SA, 5.125%
                                                 due 7/09/2013                                                              216,036
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                  118,000  Teva Pharmaceutical Finance LLC, 6.15%
                                                 due 2/01/2036                                                              117,182
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -            169,000  Golden West Financial Corp., 4.75% due 10/01/2012                          166,866
0.0%
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication              294,000  Sprint Capital Corp., 6.375% due 5/01/2009                                 295,483
Services - 0.2%                                  Vodafone Group Plc:
                                        390,000     7.75% due 2/15/2010                                                     411,407
                                        147,000     6.25% due 11/30/2032                                                    147,693
                                                                                                                      --------------
                                                                                                                            854,583
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Corporate Bonds (Cost - $85,315,641) - 22.3%                                     86,143,186
------------------------------------------------------------------------------------------------------------------------------------
                                                 Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
Foreign Government                    1,463,000  Canadian Government International Bond, 5.25%
Obligations - 2.0%                               due 11/05/2008                                                           1,478,025
                                        257,000  Chile Government International Bond, 5.50%
                                                 due 1/15/2013                                                              268,082
                                        368,000  China Government International Bond, 7.30%
                                                 due 12/15/2008                                                             377,523
                                                 Italy Government International Bond:
                                        496,000     4% due 6/16/2008                                                        496,310
                                        331,000     6% due 2/22/2011                                                        354,476
                                        309,000     4.50% due 1/21/2015                                                     308,366

See Notes to Financial Statements.      9

Master Core Bond Enhanced Index Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                           Face
Industry                                 Amount  Foreign Government Obligations                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                 Italy Government International Bond:
                                  $     772,000     6.875% due 9/27/2023                                              $     921,538
                                        386,000     5.375% due 6/15/2033                                                    395,901
                                        735,000  Inter-American Development Bank, 6.80%
                                                 due 10/15/2025                                                             896,682
                                        459,000  Korea Development Bank, 5.125% due 3/16/2015                               445,553
                                        294,000  Korea Export Import Bank, 5.125% due 2/14/2011                             294,797
                                        735,000  Landwirtschaftliche Rentenbank, 4.875%
                                                 due 2/14/2011                                                              761,993
                                        350,000  Mexico Government International Bond Series A, 6.75% due
                                                 9/27/2034                                                                  386,575
                                        162,000  Poland Government International Bond, 5%
                                                 due 10/19/2015                                                             163,801
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Foreign Government Obligations (Cost - $7,380,697) - 2.0%                         7,549,622
------------------------------------------------------------------------------------------------------------------------------------
                                                 Capital Trusts
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%                  550,000  Mellon Capital IV Series 1, 6.244% (a)(e)                                  510,468
                                        120,000  Lehman Brothers Holdings Capital Trust V, 5.857% (a)(e)                    106,950
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Capital Trusts (Cost - $670,000) - 0.2%                                             617,418
------------------------------------------------------------------------------------------------------------------------------------
                                                 Municipal Bonds
------------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.2%                         662,000  Illinois State, GO, 5.10% due 6/01/2033                                    642,994
------------------------------------------------------------------------------------------------------------------------------------
Texas - 0.2%                            764,000  Dallas, Texas, GO, Series C, 5.25% due 2/15/2024                           759,347
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds (Cost - $1,370,576) - 0.4%                                        1,402,341
------------------------------------------------------------------------------------------------------------------------------------
                                                 Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper** - 1.0%             1,915,000  Chariot Funding LLC, 5.93% due 1/28/2008                                 1,906,978
                                      1,915,000  Falcon Asset Securitization Corp., 6.01%
                                                 due 1/10/2008                                                            1,912,532
                                                                                                                      --------------
                                                                                                                          3,819,510
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency               20,000,000  Federal Home Loan Bank, 3.01% due 1/02/2008                             20,000,000
Obligations** - 5.2%
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities (Cost - $23,819,510) - 6.2%                                23,819,510
------------------------------------------------------------------------------------------------------------------------------------

                                      Number of
                                    Contracts++  Options Purchased
------------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                       12  Receive a fixed rate of 5.78% and pay a floating rate based on 3-month USD LIBOR, expiring August 2010, Broker
                                                 Deutsche Bank AG (g)                                                       861,012
------------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                        12  Pay a fixed rate of 5.78% and receive a floating rate based
                                                 3-month USD LIBOR, expiring August 2010, Broker Deutsche
                                                 Bank AG (g)                                                                308,400
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Options Purchased (Premiums Paid - $919,200) - 0.3%                               1,169,412
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments Before TBA Commitments and Options Written
                                  (Cost - $411,935,957) - 107.6%                                                        415,169,018
------------------------------------------------------------------------------------------------------------------------------------

                                           Face
                                         Amount  TBA Sale Commitments
------------------------------------------------------------------------------------------------------------------------------------
                                                 Fannie Mae Guranteed Pass-Through Certificates:
                                  $  12,900,000     5% due 1/15/2023 - 1/15/2038                                        (12,586,362)
                                      1,600,000     5.50% due 1/15/2023 - 1/01/2035                                      (1,598,059)
                                      1,000,000     6% due 2/01/2013 - 1/15/2038                                         (1,015,467)
                                      1,500,000     6.50% due 1/01/2013 - 10/01/2036                                     (1,541,391)

See Notes to Financial Statements.     10

Master Core Bond Enhanced Index Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

                                       Face
                                      Amount     TBA Sale Commitments                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                                 Freddie Mac Mortgage Participation Certificates:
                                  $  (6,000,000)    4.50% due 2/01/2011 - 12/01/2035                                  $  (5,901,210)
                                     (3,200,000)    5% due 11/01/2017 - 2/01/2036                                        (3,122,193)
                                     (5,000,000)    5% due 11/01/2017 - 2/01/2036                                        (5,004,990)
                                     (3,000,000) Ginnie Mae MBS Certificates 6% due 4/20/2026 - 6/15/2035                (3,071,784)
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total TBA Sale Commitments
                                                 (Proceeds Received - $33,565,736) - (8.8%)                             (33,841,456)
------------------------------------------------------------------------------------------------------------------------------------

                                      Number of
                                      Contracts  Options Written
------------------------------------------------------------------------------------------------------------------------------------
Call Options Written                         37  U.S. Treasury Bonds, expiring February 2008 at $ 112                       (16,187)
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Options Written
                                                 (Premiums Received - $21,110) - (0.0%)                                     (16,187)
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments, Net of TBA Sale Commitments and Options Written
                                  (Cost - $378,349,111)  - 98.8%                                                        381,311,375
                                  Other Assets Less Liabilities - 1.2%                                                    4,700,533
                                                                                                                      --------------
                                  Net Assets - 100.0%                                                                 $ 386,011,908
                                                                                                                      ==============

  * Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying instruments, the average life may be substantially less than the original maturity.

 ** Commercial Paper and Short-Term U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.

  + The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                $ 412,633,820
                                                    ==============
      Gross unrealized appreciation                 $   4,959,003
      Gross unrealized depreciation                    (2,423,805)
                                                    --------------
      Net unrealized appreciation                   $   2,535,198
                                                    ==============

 ++   One contract represents a notional amount of $1,000,000.

(a)   Floating rate security.

(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                     Purchase      Sale     Realized   Interest
      Affiliate                        Cost        Cost       Loss      Income
      ==========================================================================
      The PNC Funding Corp., 4.20%
      due 3/10/2008                     --      $ 131,938   $ (1,253)  $ 18,228
      --------------------------------------------------------------------------

(c) Represents or includes a "to-be-announced" transaction. The Series has committed to purchasing securities for which all specific information is not available at this time.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e)   The security is a perpetual bond and has no stated maturity date.

(f)   Subject to principal paydowns.

(g) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the Series is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

(h) All or a portion of security held as collateral in connection with open financial futures contracts or swaps.

See Notes to Financial Statements.     11

Master Core Bond Enhanced Index Series
Schedule of Investments as of December 31, 2007                (in U.S. dollars)
--------------------------------------------------------------------------------

      o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

      o Financial futures contracts purchased as of December 31, 2007 were as follows:

----------------------------------------------------------------------------------------
                                                                           Unrealized
Number of                                 Expiration         Face         Appreciation
Contracts             Issue                  Date            Value       (Depreciation)
----------------------------------------------------------------------------------------
373         10-Year U.S. Treasury Bond     March 2008     $ 42,304,978   $      (10,275)
84          30-Year U.S. Treasury Bond     March 2008     $  9,893,032         (117,532)
43              Euro Dollar Future       September 2008   $ 10,373,720            1,105
----------------------------------------------------------------------------------------
Total Unrealized Depreciation - Net                                      $     (126,702)
                                                                         ===============

      o Financial futures contracts sold as of December 31, 2007 were as follows:

----------------------------------------------------------------------------------------
Number of                                 Expiration         Face          Unrealized
Contracts             Issue                  Date            Value        Appreciation
----------------------------------------------------------------------------------------
536          5-Year U.S. Treasury Bond     March 2008     $ 59,187,195   $       76,445
43               Euro Dollar Future      September 2009   $ 10,359,752            2,127
----------------------------------------------------------------------------------------
Total Unrealized Appreciation                                            $       78,572
                                                                         ===============

      o     Swaps outstanding as of December 31, 2007 were as follows:

-------------------------------------------------------------------------------------------------
                                                                     Notional       Unrealized
                                                                      Amount       Appreciation
-------------------------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in
the spread return of the Lehman Brothers CMBS Aaa 8.5+
Index and pay a floating rate based on 1.106%
Broker, Deutsche Bank AG
Expires January 2008                                               $  4,455,000               --

Receive (pay) a variable return based on the change in
the spread return of the Lehman Brothers CMBS Investment
Grade Index and pay a floating rate based on 1.328%
Broker, Citibank N.A.
Expires January 2008                                               $  4,435,000               --

Receive a fixed rate of 4.034% and pay a floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG
Expires December 2009                                              $ 15,300,000   $       49,578

Receive a fixed rate of 4.1% and pay a floating rate based
on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2009                                              $ 11,900,000           52,840

Receive a fixed rate of 5.14050% and pay a floating rate based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires August 2012                                                $ 21,700,000          893,254

See Notes to Financial Statements.     12

Master Core Bond Enhanced Index Series
Schedule of Investments as of December 31, 2007               (in U.S. dollars)
--------------------------------------------------------------------------------

      o     Swaps outstanding as of December 31, 2007 were as follows:

-------------------------------------------------------------------------------------------------
                                                                                    Unrealized
                                                                     Notional      Appreciation
                                                                      Amount      (Depreciation)
-------------------------------------------------------------------------------------------------
Receive a fixed rate of 4.87% and pay a floating rate based
on 3-month USD LIBOR
Broker, UBS Warburg
Expires September 2012                                             $ 43,000,000   $    1,284,172

Sold credit default protection on Lehman Brothers
Holdings, Inc. and receive 0.95%
Broker, Deutsche Bank AG
Expires September 2012                                             $    345,000           (3,487)

Receive a fixed rate of 4.9775% and pay a floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires September 2012                                             $ 35,000,000        1,209,056

Pay a fixed rate of 5.6425% and receive a floating rate
based on 3-month USD LIBOR
Broker, Citibank N.A.
Expires July 2017                                                  $  6,500,000         (498,026)

Pay a fixed rate of 5.762% and receive a floating rate
based on 3-month USD LIBOR
Broker, Deutsche Bank AG
Expires July 2017                                                  $ 25,200,000       (2,157,709)

Receive a fixed rate of 5.324% and pay a floating rate based based on 3-month USD LIBOR
Broker, Citibank N.A.
Expires August 2017                                                $ 11,500,000          600,497

Pay a fixed rate of 5.16625% and receive a floating rate
based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires September 2017                                             $ 19,800,000         (788,810)

Pay a fixed rate of 4.54% and receive a floating rate
based on 3-month USD LIBOR
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2017                                              $  7,100,000           76,264
-------------------------------------------------------------------------------------------------
Total                                                                             $      717,629
                                                                                  ===============

See Notes to Financial Statements.     13

                                          Master Core Bond Enhanced Index Series

STATEMENT OF ASSETS AND LIABILITIES

                      As of December 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
Assets:               Investments in unaffiliated securities, at value (identified
                         cost - $410,648,930) .....................................................                   $ 413,632,155
                      Investments in affiliated securities, at value (identified
                         cost - $367,827) .........................................................                         367,451
                      Options purchased, at value (premiums paid - $919,200) ......................                       1,169,412
                      Unrealized appreciation on swaps ............................................                       4,165,661
                      Cash ........................................................................                       1,629,429
                      Receivables:
                         Securities sold ..........................................................   $  33,543,820
                         Interest .................................................................       2,666,091
                         Swaps ....................................................................       1,608,652
                         Variation margin .........................................................         144,656
                         Contributions ............................................................         135,959
                         Paydowns .................................................................           9,996      38,109,174
                                                                                                      -------------
                      Prepaid expenses and other assets ...........................................                         103,601
                                                                                                                      --------------
                      Total assets ................................................................                     459,176,883
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
Liabilities:          Options written, at value (premiums received - $21,110) .....................                          16,187
                      Unrealized depreciation on swaps ............................................                       3,448,032
                      TBA sale commitments, at value (proceeds received - $33,565,736) ............                      33,841,456
                      Payables:
                         Securities purchased .....................................................      34,560,353
                         Swaps ....................................................................         797,598
                         Withdrawals ..............................................................         369,334
                         Investment adviser .......................................................           3,363
                         Other affiliates .........................................................           3,219      35,733,867
                                                                                                      -------------
                      Accrued expenses and other liabilities ......................................                         125,433
                                                                                                                      --------------
                      Total liabilities ...........................................................                      73,164,975
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
Net Assets:           Net assets ..................................................................                   $ 386,011,908
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------
Net Assets            Investors' capital ..........................................................                   $ 382,380,117
Consist of:           Unrealized appreciation -net ................................................                       3,631,791
                                                                                                                      --------------
                      Net assets ..................................................................                   $ 386,011,908
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.     14

                                          Master Core Bond Enhanced Index Series

STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
Investment            Interest (including $18,228 from affiliates) ................................                   $  25,882,765
                                                                                                                      --------------
Income:
------------------------------------------------------------------------------------------------------------------------------------
Expenses:             Accounting services .........................................................   $     160,128
                      Professional fees ...........................................................         138,450
                      Pricing fees ................................................................          89,221
                      Custodian fees ..............................................................          83,734
                      Investment advisory fees ....................................................          49,527
                      Directors' fees and expenses ................................................          10,087
                      Printing and shareholder reports ............................................           2,642
                      Other .......................................................................          16,557
                                                                                                      -------------
                      Total expenses ..............................................................                         550,346
                                                                                                                      --------------
                      Investment income-net .......................................................                      25,332,419
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
Realized & Unrealized Realized gain (loss) on:
Gain (Loss) - Net:       Investments-net (including $(1,253) from affiliates) .....................       1,620,136
                         In-kind redemption-net ...................................................      (1,427,696)
                         Financial futures contracts and swaps-net ................................      (1,319,408)
                         Options written-net ......................................................         225,280        (901,688)
                                                                                                      -------------
                      Change in unrealized appreciation/depreciation on:
                         Investments-net ..........................................................       5,350,579
                         Financial futures contracts and swaps-net ................................         669,499
                         Options written-net ......................................................        (103,135)      5,916,943
                                                                                                      -------------   --------------
                      Total realized and unrealized gain-net ......................................                       5,015,255
                                                                                                                      --------------
                      Net Increase in Net Assets Resulting from Operations ........................                   $  30,347,674
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.     15

                                          Master Core Bond Enhanced Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            For the Year Ended
                                                                                                               December 31
                                                                                                     -------------------------------
                      Increase (Decrease) in Net Assets:                                                  2007            2006
------------------------------------------------------------------------------------------------------------------------------------
Operations:           Investment income-net ......................................................   $  25,332,419   $   47,275,839
                      Realized loss-net ..........................................................        (901,688)      (2,873,760)
                      Change in unrealized appreciation/depreciation-net .........................       5,916,943       (3,744,891)
                                                                                                     -------------   --------------
                      Net increase in net assets resulting from operations .......................      30,347,674       40,657,188
                                                                                                     -------------   --------------

------------------------------------------------------------------------------------------------------------------------------------
Capital               Proceeds from contributions ................................................      38,101,851      267,930,355
Transactions:         Fair value of withdrawals ..................................................    (477,888,382)    (517,719,844)
                                                                                                     -------------   --------------
                      Net decrease in net assets derived from capital transactions ...............    (439,786,531)    (249,789,489)
                                                                                                     -------------   --------------

------------------------------------------------------------------------------------------------------------------------------------
Net Assets:           Total decrease in net assets ...............................................    (409,438,857)    (209,132,301)
                      Beginning of year ..........................................................     795,450,765    1,004,583,066
                                                                                                     -------------   --------------
                      End of year ................................................................   $ 386,011,908   $  795,450,765
                                                                                                     =============   ==============

------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.     16

                                          Master Core Bond Enhanced Index Series

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------

                      The following ratios have                                            For the Year Ended December 31,
                      been derived from information                     ------------------------------------------------------------
                      provided in the financial statements.                2007        2006         2005         2004        2003
------------------------------------------------------------------------------------------------------------------------------------
Total Investment      Total investment return .......................        6.83%       4.48%         2.48%       4.58%       3.92%
                                                                        =========   =========   ===========   =========   =========
Return:

------------------------------------------------------------------------------------------------------------------------------------
Ratios to             Expenses, excluding
Average Net              interest expense ...........................         .11%        .08%          .06%        .06%        .06%
                                                                        =========   =========   ===========   =========   =========
Assets:               Expenses ......................................         .11%        .08%          .06%        .06%        .06%
                                                                        =========   =========   ===========   =========   =========
                      Investment income - net .......................        5.12%       4.94%         4.41%       4.13%       4.22%
                                                                        =========   =========   ===========   =========   =========

------------------------------------------------------------------------------------------------------------------------------------
Supplemental          Net assets, end of
                         year (in thousands) ........................   $ 386,012   $ 795,451   $ 1,004,583   $ 840,221   $ 883,027
                                                                        =========   =========   ===========   =========   =========
Data:                 Portfolio turnover ............................         193%        155%          147%        159%        137%
                                                                        =========   =========   ===========   =========   =========

------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.     17

Master Core Bond Enhanced Index Series
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Core Bond Enhanced Index Series (formerly Master Aggregate Bond Index Series) (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to as the Board of Directors. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a)Valuation of investments - Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Master LLC under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and asked prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Effective April 2, 2007, short-term investments are valued at amortized cost, which approximates market value. Prior to April 2, 2007, portfolio securities with remaining maturities of greater than 60 days, for which market quotations were readily available, were valued at market value. As securities transitioned from 61 to 60 days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value was amortized on a straight-line basis to maturity. Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Equity securities held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors. Long positions traded in the OTC markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price obtained from one or more dealers or pricing services approved by the Board of Directors. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The value of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors.

(b) Derivative financial instruments - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

      o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

            Written and purchased options are non-income producing investments.

      o Swaps - The Series may enter into swap agreements, which are OTC contracts in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Series are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Reverse repurchase agreements - The Series may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Series sells securities to the counterparty and agrees to repurchase them at a mutually agreed upon date and price, and may exchange their respective commitments to pay or receive interest. If the counterparty defaults on its obligation, the Series' ability to receive interest will be delayed or limited. Furthermore, if the Series does not have sufficient client income to pay its obligation under the reverse repurchase agreement, the Series would be in default and the counterparty would be able to terminate the repurchase agreement. At the time the Series enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, or cash equivalents of liquid high grade debt securities having a value at least equal to the repurchase price.

(d) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

(f) Dollar rolls - The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. The Series receives compensation as consideration for entering into the commitment to repurchase. The Series must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

(g) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investments, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) TBA commitments - The Series may enter into to be announced ("TBA") commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of the Series' other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of investments."

(i) Asset-backed securities -- The Series invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

(j) Recent accounting pronouncements - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. ("BFM"), an affiliate of the Manager, under which the Manager pays BFM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Series to the Manager.

Prior to July 18, 2007, Merrill Lynch Trust Company, a wholly owned subsidiary of Merrill Lynch, was the Series' custodian. Effective July 18, 2007, State Street Bank & Trust Co. became the Series' custodian.

The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Master LLC has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment fund managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2007 there were no securities lending agent fees paid to BIM.

For the year ended December 31, 2007, the Series reimbursed the Manager $8,004 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities and dollar rolls, for the year ended December 31, 2007 were $995,906,371 and $1,443,459,393, respectively.

Transactions in call options written for the year ended December 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                                Number of
                                                Contracts+    Premiums Received
--------------------------------------------------------------------------------
Outstanding call options written,
beginning of year                                       13            $  85,760
Options written                                         37               21,110
Options expired                                        (13)             (85,760)
                                                     =====            =========
Outstanding call options written, end
of year                                                 37            $  21,110
                                                     =====            =========

+     One contract represents a notional amount of $1,000,000.

Transactions in put options written for the year ended December 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                                Number of
                                                Contracts+    Premiums Received
--------------------------------------------------------------------------------
Outstanding put options written,
beginning of year                                       13            $ 139,520
Options expired                                        (13)            (139,520)
                                                     -----            ---------
Outstanding put options written, end
of year                                                 --                   --
                                                     =====            =========

+     One contract represents a notional amount of $1,000,000.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Core Bond Enhanced Index Series (formerly Master Aggregate Bond Index Series), one of the portfolios constituting Quantitative Master Series LLC (formerly Quantitative Master Series Trust) (the "Master LLC"), as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Core Bond Enhanced Index Series of Quantitative Master Series LLC as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 28, 2008

Officers and Directors

                                                                                         Number of
                                                                                         BlackRock-
                                                                                         Advised
                        Position(s)                     Principal                        Funds and
Name, Address and       Held with          Length of    Occupation(s) During             Portfolios       Public
Year of Birth           Master LLC        Time Served   Past Five Years                  Overseen         Directorships
Non-Interested
   Directors *
David O. Beim           Director          2007 to       Professor of Finance and         35 Funds         None
40 East 52nd Street                       present       Economics at the Columbia        81 Portfolios
New York, NY 10022                                      University Graduate School of
1940                                                    Business since 1991; Chairman
                                                        of Outward Bound USA from 1997
                                                        to 2001; Chairman of Wave Hill
                                                        Inc. from 1990 to 2006;
                                                        Trustee of Phillips Exeter
                                                        Academy from 2002 to present.

Ronald W. Forbes        Director          2007 to       Professor Emeritus of Finance,   35 Funds         None
40 East 52nd Street     and Co-Chairman   present       School of Business, State        81 Portfolios
New York, NY 10022      of the Board of                 University of New York at
1940                    Directors                       Albany since 2000 and
                                                        Professor thereof from 1989 to
                                                        2000; International
                                                        Consultant, Urban Institute,
                                                        Washington, D.C. from 1995 to
                                                        1999.

Dr. Matina Horner       Director          2007 to       Executive Vice President of      35 Funds         NSTAR (electric
40 East 52nd Street                       present       Teachers Insurance and Annuity   81 Portfolios    and gas utility)
New York, NY 10022                                      Association and College
1939                                                    Retirement Equities Fund from
                                                        1989 to 2003.

Rodney D. Johnson       Director          2007 to       President, Fairmount Capital     35 Funds         None
40 East 52nd Street     and Co-Chairman   present       Advisors, Inc. since 1987;       81 Portfolios
New York, NY 10022      of the Board of                 Director, Fox Chase Cancer
1941                    Directors                       Center since 2002; Member of
                                                        the Archdiocesan Investment
                                                        Committee of the Archdioceses
                                                        of Philadelphia since 2003.

Herbert I. London       Director          2007 to       Professor Emeritus, New York     35 Funds         AIMS Worldwide,
40 East 52nd Street     and Member of     present       University since 2005; John M.   81 Portfolios    Inc. (marketing)
New York, NY 10022      the Audit                       Olin Professor of Humanities,
1939                    Committee                       New York University from 1993
                                                        to 2005 and Professor thereof
                                                        from 1980 to 2005; President,
                                                        Hudson Institute since 1997
                                                        and Trustee thereof since
                                                        1980; Dean, Gallatin Division
                                                        of New York University from
                                                        1976 to 1993; Distinguished
                                                        Fellow, Herman Kahn Chair,
                                                        Hudson Institute from 1984 to
                                                        1985; Chairman of the Board of
                                                        Directors of Vigilant
                                                        Research, Inc. since 2006;
                                                        Member of the Board of
                                                        Directors for Grantham
                                                        University since 2006;
                                                        Director of AIMS Worldwide,
                                                        Inc. since 2006; Director of
                                                        Reflex Security since 2006;
                                                        Director of InnoCentive, Inc.
                                                        since 2006; Director of
                                                        Cerego, LLC since 2005;
                                                        Director, Damon Corp. from
                                                        1991 to 1995; Overseer, Center
                                                        for Naval Analyses from 1983
                                                        to 1993.

Cynthia A.              Director          2007 to       Professor, Harvard Business      35 Funds         Newell
Montgomery                                present       School since 1989; Associate     81 Portfolios    Rubbermaid, Inc.
40 East 52nd Street                                     Professor, J.L. Kellogg                           (manufacturing)
New York, NY 10022                                      Graduate School of Management,
1952                                                    Northwestern University from
                                                        1985 to 1989; Associate
                                                        Professor, Graduate School of
                                                        Business Administration,
                                                        University of Michigan from
                                                        1979 to 1985; Director,
                                                        Harvard Business School
                                                        Publishing since 2005;
                                                        Director, McLean Hospital
                                                        since 2005.

Joseph P. Platt, Jr.    Director          2007 to       Partner, Amarna Corporation,     35 Funds         Greenlight
40 East 52nd Street                       present       LLC (private investment          81 Portfolios    Capital Re, Ltd.
New York, NY 10022                                      company) since 2002; Director,                    (reinsurance
1947                                                    Jones and Brown (Canadian                         company)
                                                        insurance broker) since 1998;
                                                        Director, Greenlight Re Ltd.
                                                        (reinsurance company) since
                                                        2004; Partner, Amarna
                                                        Financial Company (private
                                                        investment company) since
                                                        2005; Director and Executive
                                                        Vice President, Johnson and
                                                        Higgins (insurance brokerage)
                                                        from 1990 to 1997.

Robert C. Robb, Jr.     Director          2007 to       Partner, Lewis, Eckert, Robb     35 Funds         None
40 East 52nd Street                       present       and Company (management and      81 Portfolios
New York, NY 10022                                      financial consulting firm)
1945                                                    since 1981; Trustee, Medical
                                                        College of Pennsylvania/
                                                        Hahnemann University from 1998
                                                        to 2002; Trustee, EQK Realty
                                                        Investors from 1994 to 2000;
                                                        Director, Tamaqua Cable
                                                        Products Company from 1981 to
                                                        1998; Director, Brynwood
                                                        Partners from 1984 to 1998;
                                                        Director, The PNC Bank Corp.
                                                        from 1994 to 1998; Director,
                                                        Provident National Bank from
                                                        1983 to 1993; Director,
                                                        Brinks, Inc. from 1981 to
                                                        1986.

Toby Rosenblatt         Director          2007 to       President since 1999 and Vice    35 Funds         A.P. Pharma,
40 East 52nd Street     and Vice          present       President - General Partner      81 Portfolios    Inc. (specialty
New York, NY 10022      Chairman of the                 since 1990, Founders                              pharmaceuticals)
1938                    Performance                     Investments Ltd. (private
                        Oversight                       investments); Director,
                        Committee                       Forward Management, LLC since
                                                        2007; Trustee, SSR Funds from
                                                        1990 to 2005; Trustee,
                                                        Metropolitan Series Funds,
                                                        Inc. from 2001 to 2005.

Kenneth L. Urish        Director and      2007 to       Managing Partner, Urish Popeck   35 Funds         None
40 East 52nd Street     Chairman of the   present       & Co., LLC (certified public     81 Portfolios
New York, NY 10022      Audit Committee                 accountants and consultants)
1951                                                    since 1976; External Advisory
                                                        Board, The Pennsylvania State
                                                        University Accounting
                                                        Department since 2001;
                                                        Trustee, The Holy Family
                                                        Foundation since 2001;
                                                        President and Trustee,
                                                        Pittsburgh Catholic Publishing
                                                        Associates since 2003;
                                                        Director, Inter-Tel from 2006
                                                        to 2007.

Frederick W. Winter     Director          2007 to       Professor and Dean Emeritus of   35 Funds         None
40 East 52nd Street     and Member of     present       the Joseph M. Katz School of     81 Portfolios
New York, NY 10022      the Audit                       Business - University of
1945                    Committee                       Pittsburgh since 2005 and Dean
                                                        therof from 1997 to 2005;
                                                        Director, Alkon Corporation
                                                        (pneumatics) since 1992;
                                                        Director, Indotronix
                                                        International (IT service)
                                                        since 2004; Director, Tippman
                                                        Sports (recreation) since
                                                        2005.

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Interested
  Directors*
Richard S. Davis        Director          2007 to       Managing Director, BlackRock,    184 Funds        None
40 East 52nd Street                       present       Inc. since 2005; Chief           289 Portfolios
New York, NY 10022                                      Executive Officer, State
1945                                                    Street Research & Management
                                                        Company from 2000 to 2005;
                                                        Chairman of the Board of
                                                        Trustees, State Street
                                                        Research mutual funds ("SSR
                                                        Funds") from 2000 to 2005;
                                                        Senior Vice President,
                                                        Metropolitan Life Insurance
                                                        Company from 1999 to 2000;
                                                        Chairman SSR Realty from 2000
                                                        to 2004.

Henry Gabbay            Director          2007 to       Consultant, BlackRock, Inc.      183 Funds          None
40 East 52nd Street                       present       since 2007; Managing Director,   288 Portfolios
New York, NY 10022                                      BlackRock, Inc. from 1989 to
1947                                                    June 2007; Chief
                                                        Administrative Officer,
                                                        BlackRock Advisors, LLC from
                                                        1998 to 2007; President of
                                                        BlackRock Funds and BlackRock
                                                        Bond Allocation Target Shares
                                                        from 2005 to 2007; Treasurer
                                                        of certain closed-end funds in
                                                        the BlackRock Fund complex
                                                        from 1989 to 2006.

* Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of 1940, of the Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Advisory Board
Member

David R.                Advisory          2007          Chairman, Wilmerding &           35 Funds         Chestnut Street
  Wilmerding, Jr. *     Board                           Associates, Inc. (investment     81 Portfolios    Exchange Fund (open-
40 East 52nd Street     Member                          advisers) from 1989 to 2005;                      end investment
New York, NY 10022                                      Chairman, Coho Partners, Ltd.                     company)
1935                                                    (investment advisers) from
                                                        2003 to 2005. Director, Beaver
                                                        Management Corporation.

* David R. Wilmerding, Jr. resigned from the Advisory Board of the Master LLC, effective December 31, 2007.

Master LLC Officers *

Donald C. Burke         Fund              2007 to       Managing Director of
40 East 52nd Street     President and     present       BlackRock, Inc. since 2006;
New York, NY 10022      Chief                           Formerly Managing Director of
1960                    Executive                       Merrill Lynch Investment
                        Officer                         Managers, L.P. ("MLIM") and
                                                        Fund Asset Management, L.P.
                                                        ("FAM") in 2006; First Vice
                                                        President thereof from 1997 to
                                                        2005; Treasurer thereof from
                                                        1999 to 2006 and Vice
                                                        President thereof from 1990 to
                                                        1997.

Anne F. Ackerley        Vice President    2007 to       Managing Director of
40 East 52nd Street                       present       BlackRock, Inc. since 2000 and
New York, NY 10022                                      First Vice President and Chief
1962                                                    Operating Officer of Mergers
                                                        and Acquisitions Group from
                                                        1997 to 2000; First Vice
                                                        President and Chief Operating
                                                        Officer of Public Finance
                                                        Group thereof from 1995 to
                                                        1997; First Vice President of
                                                        Emerging Markets Fixed Income
                                                        Research of Merrill Lynch &
                                                        Co., Inc. from 1994 to 1995.

Neal J. Andrews         Chief             2007 to       Managing Director of BlackRock
40 East 52nd Street     Financial         present       Inc. since 2006; Formerly
New York, NY 10022      Officer                         Senior Vice President and Line
1966                                                    of Business Head of Fund
                                                        Accounting and Administration
                                                        at PFPC Inc. from 1992 to
                                                        2006.

Jay M. Fife             Treasurer         2007 to       Managing Director of
40 East 52nd Street                       present       BlackRock, Inc. since 2007 and
New York, NY 10022                                      Director in 2006; Formerly
1970                                                    Assistant Treasurer of the
                                                        MLIM/FAM advised funds from
                                                        2005 to 2006; Director of MLIM
                                                        Fund Services Group from 2001
                                                        to 2006.

Brian P. Kindelan       Chief             2007 to       Chief Compliance Officer of
40 East 52nd Street     Compliance        present       the Funds since 2007; Managing
New York, NY 10022      Officer                         Director and Senior Counsel
1959                                                    thereof since 2005; Director
                                                        and Senior Counsel of
                                                        BlackRock Advisors, Inc. from
                                                        2001 to 2004 and Vice
                                                        President and Senior Counsel
                                                        thereof from 1998 to 2000;
                                                        Senior Counsel of The PNC Bank
                                                        Corp. from 1995 to 1998.


Howard Surloff          Secretary         2007 to       Managing Director of
40 East 52nd Street                       present       BlackRock, Inc. and General
New York, NY 10022                                      Counsel of U.S. Funds at
1965                                                    BlackRock, Inc. since 2006;
                                                        Formerly General Counsel
                                                        (U.S.) of Goldman Sachs Asset
                                                        Management, L.P. from 1993 to
                                                        2006.

* Officers of the Master LLC serve at the pleasure of the Board of Directors.

--------------------------------------------------------------------------------
Proxy Results
--------------------------------------------------------------------------------

During the six-month period ended December 31, 2007, the holders of interests of Master Core Bond Enhanced Index Series of Quantitative Master Series LLC voted on the following proposal, which was approved at a special meeting on September 7, 2007. This proposal was a part of the reorganization of the Board of Directors of Quantitative Master Series LLC that took effect on November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

==============================================================================================================
                                                                      Units of Interest     Units of Interest
                                                                          Voted For       Withheld From Voting
--------------------------------------------------------------------------------------------------------------
To elect the Board of Directors of Quantitative Master Series LLC:
David O. Beim, Richard S. Davis, Ronald W. Forbes, Henry Gabbay,
Dr. Matina Horner, Rodney D. Johnson, Herbert I. London, Cynthia
A. Montgomery, Joseph P. Platt, Jr., Robert C. Robb, Jr., Toby
Rosenblatt, Kenneth L. Urish and Frederick W. Winter                     956,472,383                0

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Additional Information

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public

Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

--------------------------------------------------------------------------------
Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Availability of Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that
     (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

     Donald W. Burton (term ended, effective November 1, 2007) John F. O'Brien (term ended, effective November 1, 2007) Kenneth L. Urish (term began, effective November 1, 2007) David H. Walsh (term ended, effective November 1, 2007) Fred G. Weiss (term ended, effective November 1, 2007)

     Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 - Principal Accountant Fees and Services

-----------------------------------------------------------------------------------------------------------------------------
                           (a) Audit Fees        (b) Audit-Related Fees(1)      (c) Tax Fees(2)       (d) All Other Fees(3)
-----------------------------------------------------------------------------------------------------------------------------
                        Current     Previous      Current       Previous    Current      Previous     Current      Previous
                      Fiscal Year  Fiscal Year  Fiscal Year  Fiscal Year  Fiscal Year  Fiscal Year  Fiscal Year  Fiscal Year
    Entity Name           End         End          End            End         End          End         End          End
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Master Core Bond
Enhanced Index
Series of               $42,900      $42,900        $0           $24,000     $22,700      $22,700         $0           $0
Quantitative Master
Series LLC
-----------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

      (e)(1) Audit Committee Pre-Approval Policies and Procedures:

            The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the

      Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

      (e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Not Applicable

      (g) Affiliates' Aggregate Non-Audit Fees:

          ----------------------------------------------------------------------
                                        Current Fiscal Year    Previous Fiscal
                    Entity Name                 End                Year End
          ----------------------------------------------------------------------
          ----------------------------------------------------------------------
          Master Core Bond Enhanced
          Index Series of Quantitative        $307,200            $3,118,150
          Master Series LLC
          ----------------------------------------------------------------------

      (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

By:  /s/ Donald C. Burke
     -------------------------------
     Donald C. Burke
     Chief Executive Officer (principal executive officer) of
     Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Donald C. Burke
     -------------------------------
     Donald C. Burke
     Chief Executive Officer (principal executive officer) of
     Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: February 21, 2008

By:  /s/ Neal J. Andrews
     -------------------------------
     Neal J. Andrews
     Chief Financial Officer (principal financial officer) of
     Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: February 21, 200